Redacted ID	Compliance Event	Compliance Exceptions	Compliance Comments	Eligible For Predatory Testing - Unable to Test	Compliance Comp Factors	Category	S&P Compliance Grade	Fitch Compliance Grade	Moody's Compliance Grade	DBRS Compliance Grade
1429738193	2	[2] Initial GFE Date not within 3 days of Initial Application Date [2] Affiliated Business Doc Missing [2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] Initial TIL Missing					RB	B	B	B
1429738192	2
[2]   Credit Score Disclosure Not Present
[2]   State - Missing Attorney Disclosure
[2]   State - Missing Insurance Disclosure
[2]   State - Missing Application Disclosure
[2]   State - Missing Domestic Partnership Affidavit
[2]   State - Missing Mortgage Broker Agreement
[2]   State - Missing Initial Tax Authorization Notice
[2]   Initial GFE Missing
[2]   Initial TIL Missing

							RB	B	B	B
1429738196	2	[2] HMDA-reportable rate spread (1/1/04-10/1/09) [2] State - Missing KY Fair Housing Law Disclosure [2] State - Missing KY Notification to New Homeowners					RB	B	B	B
1429738195	2
[2]   State - Missing Borrower Information Document
[2]   State - Missing Application Disclosure Statement
[2]   State - Missing Description of Underwriting Criteria and Required Documentation
[2]   State - Missing Notice of Choice of Agent or Insurer

							RB	B	B	B
1429738190	3	[3] TIL Missing [2] State - Missing Pre-Application Dislcosure		NO		TNR Testing Not Required	RB	B	B	B